SCHEDULE OF SENSITIVITY ANALYSIS (Details) (Parenthetical)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Capitalization rate increase	3.15%	2.73%
Salary growth rate increase	0.00%	0.00%
Salary growth rate decrease	1.00%
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Capitalization rate increase	1.00%
Capitalization rate decrease	1.00%
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Salary growth rate increase	1.00%